Condensed Consolidated Statements of Convertible Preferred Stock and Shareholders’ Deficit (Unaudited) - USD ($)		Class B Common Stock Athena Technology Acquisition Corp		Class A Common Stock Athena Technology Acquisition Corp	Convertible Preferred Stock	Common Stock	Additional Paid-in Capital Athena Technology Acquisition Corp	Additional Paid-in Capital	Accumulated Deficit Athena Technology Acquisition Corp	Accumulated Deficit	Special Stock	Accumulated Other Comprehensive Income	Athena Technology Acquisition Corp	Total
Balance at beginning at Dec. 31, 2018					$ 21,004,038	$ 3,495		$ 658,121		$ (14,404,649)				$ (13,743,033)
Balance at beginning (in Shares) at Dec. 31, 2018					39,219,813	3,494,744					1
Net income (loss)										(7,329,896)				(7,329,896)
Issuance of preferred shares, net of issuance costs					$ 14,686,701
Issuance of preferred shares, net of issuance costs (in Shares)					11,368,817
Share-based compensation								269,918						269,918
Shares issued for stock options exercised						$ 372		67,466						67,838
Shares issued for stock options exercised (in Shares)						372,392
Balance at ending at Dec. 31, 2019					$ 35,690,739	$ 3,867		995,505		(21,734,545)				(20,735,173)
Balance at ending (in Shares) at Dec. 31, 2019					50,588,630	3,867,136					1
Net income (loss)										(1,273,000)				(1,273,000)
Issuance of preferred shares, net of issuance costs					$ 9,281,000
Issuance of preferred shares, net of issuance costs (in Shares)					7,192,517
Share-based compensation								76,000						76,000
Shares issued for stock options exercised								11,000						11,000
Shares issued for stock options exercised (in Shares)						65,051
Balance at ending at Mar. 31, 2020					$ 44,972,000	$ 4,000		1,083,000		(23,008,000)				(21,921,000)
Balance at ending (in Shares) at Mar. 31, 2020					57,781,147	3,932,187					1
Balance at beginning at Dec. 31, 2019					$ 35,690,739	$ 3,867		995,505		(21,734,545)				(20,735,173)
Balance at beginning (in Shares) at Dec. 31, 2019					50,588,630	3,867,136					1
Net income (loss)										(7,437,340)				(7,437,340)
Special Stock conversion
Special Stock conversion (in Shares)						1					(1)
Issuance of preferred shares, net of issuance costs					$ 10,241,714
Issuance of preferred shares, net of issuance costs (in Shares)					7,965,906
Share-based compensation								278,202						278,202
Shares issued for stock options exercised						$ 186		32,550						32,736
Shares issued for stock options exercised (in Shares)						186,352
Balance at ending at Dec. 31, 2020		$ 982			$ 45,932,453	$ 4,053	$ 24,018	1,306,257	$ (761)	(29,171,885)			$ 24,239	(27,861,575)
Balance at ending (in Shares) at Dec. 31, 2020		9,816,667	[1]		58,554,536	4,053,489
Balance at beginning at Mar. 31, 2020					$ 44,972,000	$ 4,000		1,083,000		(23,008,000)				(21,921,000)
Balance at beginning (in Shares) at Mar. 31, 2020					57,781,147	3,932,187					1
Net income (loss)										(1,447,000)				(1,447,000)
Issuance of preferred shares, net of issuance costs					$ 960,000
Issuance of preferred shares, net of issuance costs (in Shares)					773,389
Share-based compensation								75,000						75,000
Shares issued for stock options exercised								11,000						11,000
Shares issued for stock options exercised (in Shares)						65,051
Balance at ending at Jun. 30, 2020					$ 45,932,000	$ 4,000		1,169,000		(24,455,000)				(23,282,000)
Balance at ending (in Shares) at Jun. 30, 2020					58,554,536	3,997,238					1
Net income (loss)										(1,667,000)				(1,667,000)
Share-based compensation								57,000						57,000
Balance at ending at Sep. 30, 2020					$ 45,932,000	$ 4,000		1,226,000		(26,122,000)				(24,892,000)
Balance at ending (in Shares) at Sep. 30, 2020					58,554,536	3,997,238					1
Balance at beginning at Dec. 08, 2020
Balance at beginning (in Shares) at Dec. 08, 2020	[1]
Class B common stock issued to Sponsor		$ 982					24,018						25,000
Class B common stock issued to Sponsor (in Shares)	[1]	9,816,667
Net income (loss)									(761)				(761)
Balance at ending at Dec. 31, 2020		$ 982			$ 45,932,453	$ 4,053	24,018	1,306,257	(761)	(29,171,885)			24,239	(27,861,575)
Balance at ending (in Shares) at Dec. 31, 2020		9,816,667	[1]		58,554,536	4,053,489
Sale of 25,000,000 Units, net of underwriting discount, offering expenses and fair value of public warrants				$ 2,500			226,381,992						226,384,492
Sale of 25,000,000 Units, net of underwriting discount, offering expenses and fair value of public warrants (in Shares)				25,000,000
Sale of 700,000 Private Placement Units, net of fair value of private warrants				$ 70			6,720,513						6,720,583
Sale of 700,000 Private Placement Units, net of fair value of private warrants (in Shares)				700,000
Net income (loss)									(767,176)	(4,056,000)			(767,176)	(4,056,000)
Other comprehensive loss												(12,000)		(12,000)
Share-based compensation								211,000						211,000
Shares issued for stock options exercised						$ 1,000		213,000						214,000
Shares issued for stock options exercised (in Shares)						1,079,591
Shares issued for stock warrants exercised								30,000						30,000
Shares issued for stock warrants exercised (in Shares)						99,000
Common stock subject to possible redemption				$ (2,500)			(233,126,523)		(16,870,977)				(250,000,000)
Common stock subject to possible redemption (in Shares)				(25,000,000)
Balance at ending at Mar. 31, 2021		$ 982		$ 70	$ 45,932,000	$ 5,000		1,760,000	(17,638,914)	(33,228,000)		(12,000)	(17,637,862)	(31,475,000)
Balance at ending (in Shares) at Mar. 31, 2021		9,816,667		700,000	58,554,536	5,232,080
Forfeiture of Class B common stock held by initial stockholders		$ (125)							125
Forfeiture of Class B common stock held by initial stockholders (in Shares)		(1,250,000)
Net income (loss)									1,019,064	(56,333,000)			1,019,064	(56,333,000)
Other comprehensive loss												(2,000)		(2,000)
Share-based compensation								353,000						353,000
Shares issued for stock options exercised								17,000						17,000
Shares issued for stock options exercised (in Shares)						74,847
Balance at ending at Jun. 30, 2021		$ 857		$ 70	$ 45,932,000	$ 5,000		2,130,000	(16,619,725)	(89,561,000)		(14,000)	(16,618,798)	(87,440,000)
Balance at ending (in Shares) at Jun. 30, 2021		8,566,667		700,000	58,554,536	5,306,927
Net income (loss)									(5,763,793)	(28,276,000)			(5,763,793)	(28,276,000)
Other comprehensive loss												(50,000)		(50,000)
Share-based compensation								1,485,000						1,485,000
Shares issued for stock options exercised						$ 1,000		123,000						124,000
Shares issued for stock options exercised (in Shares)						646,731
Balance at ending at Sep. 30, 2021		$ 857		$ 70	$ 45,932,000	$ 6,000		$ 3,738,000	$ (22,383,518)	$ (117,837,000)		$ (64,000)	$ (22,382,591)	$ (114,157,000)
Balance at ending (in Shares) at Sep. 30, 2021		8,566,667		700,000	58,554,536	5,953,658

[1]	This number includes up to 1,250,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).